Derivative Instruments (Effect Of Derivative Instruments Not Designated As Hedges On Result Of Operations) (Details) (Other Expense, Net [Member], Foreign Currency Contracts [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Expense, Net [Member] | Foreign Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized on derivative instruments	$ 1,952	$ (459)